Securities (Summary of Securities Net Realized Gains (Losses)) (Details) - Debt securities [member] $ in Millions, $ in Millions			12 Months Ended
	Dec. 04, 2024 CAD ($)	Dec. 04, 2024 USD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Net realized gains (losses)			$ (358)		$ (48)
Debt securities at amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			(381)		(57)
Debt securities at amortized cost [member] | Other Disposals Of Assets [Member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (330)	$ (236)
Debt securities at amortized cost [member] | Restructuring provision [member] | U.S. Retail [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			(311)	$ (226)
Debt securities at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Net realized gains (losses)			$ 23		$ 9